Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Segment Results
Segment results are shown in the table below:

	June 30, 2026 (6 months)
(€ million)	Biopharma			Other			Total
	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)
Net sales	22,106	+11.1%	+15.7%				22,106	+11.1%	+15.7%
Other revenues	1,168	-6.3%	-2.0%	270	+31.1%	+31.1%	1,438	-1.0%	+2.7%
Cost of sales	(5,812)	+1.0%	+3.8%	(133)	+3.9%	+3.1%	(5,945)	+1.1%	+3.8%
Research and development expenses	(3,979)	+7.1%	+9.9%	(1)	—%	—%	(3,980)	+7.1%	+9.9%
Selling and general expenses	(4,690)	+5.5%	+9.4%	(102)	+72.9%	+76.3%	(4,792)	+6.3%	+10.3%
Other operating income and expenses	(2,630)			(6)			(2,636)
Share of profit/(loss) from investments accounted for using the equity method	74						74
Net income attributable to non-controlling interests	(7)						(7)
Business operating income	6,230	+16.5%	+22.2%	28	+75.0%	+68.8%	6,258	+16.7%	+22.3%
As % of net sales	28.2%						28.3%

	June 30, 2025 (6 months)
(€ million)	Biopharma	Other	Total
Net sales	19,889		19,889
Other revenues	1,246	206	1,452
Cost of sales	(5,753)	(128)	(5,881)
Research and development expenses	(3,716)	(1)	(3,717)
Selling and general expenses	(4,447)	(59)	(4,506)
Other operating income and expenses	(1,941)	(2)	(1,943)
Share of profit/(loss) from investments accounted for using the equity method	77	—	77
Net income attributable to non-controlling interests	(8)	—	(8)
Business operating income	5,347	16	5,363

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Business operating income	6,258	5,363
Share of profit/(loss) from investments accounted for using the equity method (a)	(74)	(77)
Net income attributable to non-controlling interests(b)	7	8
Amortization of intangible assets	(1,087)	(777)
Impairment of intangible assets(c)	(1,031)	(210)
Fair value remeasurement of contingent consideration	(37)	(61)
Expense arising from the impact of acquisitions on inventories(d)	(210)	—
Restructuring costs and similar items(e)	(563)	(430)
Other gains and losses, and litigation(f)	(95)	(57)
Operating income	3,168	3,759
Financial expenses	(465)	(361)
Financial income	137	184
Income before tax and investments accounted for using the equity method	2,840	3,582
(a)Mainly joint ventures.
(b)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c)The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €1,031 million in the first half of 2026 mainly comprising a €952 million impairment loss taken against the amlitelimab asset. For the six months ended June 30, 2025, this line mainly comprises impairment losses of €210 million linked to research and development projects.
(d)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date, which in the first half of 2026 relate to the Blueprint Medicines and Dynavax acquisitions.
(e)See Note B.16.
(f)See Note B.17.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	June 30, 2026	June 30, 2025
Investments accounted for using the equity method(a)	204	483
Acquisitions of property, plant and equipment	882	845
Acquisitions of other intangible assets	414	575
(a)    Carrying amount at the end of the reporting period.

Summary of Geographical Information on Net Sales and Non-Current Assets
The geographical information on net sales provided below is based on the geographical location of the customer.

	Net sales
(€ million)	June 30, 2026	June 30, 2025
Europe	4,304	4,144
of which France	725	835
United States	11,633	9,535
Rest of the World	6,169	6,210
of which China	1,325	1,388
Total	22,106	19,889

In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

(€ million)	June 30, 2026		December 31, 2025
	Property, plant and equipment	Other intangible assets	Property, plant and equipment	Other intangible assets
Europe	5,998	3,951	5,760	5,094
of which France	3,161	—	3,123	—
United States	2,270	21,972	2,229	20,694
Rest of the World	2,096	436	2,063	473
of which China	167	—	122	—
Total	10,364	26,359	10,052	26,261